UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McRae Capital Management, Inc.
Address: 230 Madison Avenue
         Morristown, NJ  07960

13F File Number:  028-01032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roderick McRae III
Title:     Vice President & Chief Compliance Officer
Phone:     (973) 387-1080

Signature, Place, and Date of Signing:

 /s/   Roderick McRae III     Morristown, NJ     November 8, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    63

Form 13F Information Table Value Total:    $155,569 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      960    14000 SH       SOLE                        0        0    14000
ACCENTURE PLC IRELAND          SHS CLASS A      g1151c101     5576    79625 SH       SOLE                        0        0    79625
AMGEN INC                      COM              031162100      276     3270 SH       SOLE                        0        0     3270
APPLE INC                      COM              037833100     2181     3270 SH       SOLE                        0        0     3270
AT&T INC                       COM              00206r102     4642   123143 SH       SOLE                        0        0   123143
AUTOMATIC DATA PROCESSING IN   COM              053015103      352     6000 SH       SOLE                        0        0     6000
BANK OF NEW YORK MELLON CORP   COM              064058100      397    17535 SH       SOLE                        0        0    17535
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101      386     8050 SH       SOLE                        0        0     8050
CELGENE CORP                   COM              151020104     5838    76420 SH       SOLE                        0        0    76420
CENTURYLINK INC                COM              156700106      323     8000 SH       SOLE                        0        0     8000
CHEVRON CORP NEW               COM              166764100      379     3251 SH       SOLE                        0        0     3251
CHUBB CORP                     COM              171232101      252     3302 SH       SOLE                        0        0     3302
CISCO SYS INC                  COM              17275r102     6062   317465 SH       SOLE                        0        0   317465
COACH INC                      COM              189754104     4722    84300 SH       SOLE                        0        0    84300
COCA COLA CO                   COM              191216100      319     8400 SH       SOLE                        0        0     8400
CONOCOPHILLIPS                 COM              20825c104     4621    80807 SH       SOLE                        0        0    80807
COSTCO WHSL CORP NEW           COM              22160k105      267     2667 SH       SOLE                        0        0     2667
DANAHER CORP DEL               COM              235851102     1177    21350 SH       SOLE                        0        0    21350
DEVON ENERGY CORP NEW          COM              25179m103     4011    66305 SH       SOLE                        0        0    66305
E M C CORP MASS                COM              268648102     6055   222030 SH       SOLE                        0        0   222030
EATON CORP                     COM              278058102     6089   128805 SH       SOLE                        0        0   128805
EXXON MOBIL CORP               COM              30231g102     3544    38754 SH       SOLE                        0        0    38754
GENERAL ELECTRIC CO            COM              369604103     1177    51821 SH       SOLE                        0        0    51821
HANSEN MEDICAL INC             COM              411307101       46    23860 SH       SOLE                        0        0    23860
HEINZ H J CO                   COM              423074103      470     8400 SH       SOLE                        0        0     8400
INTEL CORP                     COM              458140100      969    42786 SH       SOLE                        0        0    42786
INTERNATIONAL BUSINESS MACHS   COM              459200101     7829    37740 SH       SOLE                        0        0    37740
INTUITIVE SURGICAL INC         COM NEW          46120e602      830     1675 SH       SOLE                        0        0     1675
ITRON INC                      COM              465741106     2865    66425 SH       SOLE                        0        0    66425
JOHNSON & JOHNSON              COM              478160104     2340    33964 SH       SOLE                        0        0    33964
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      404     4900 SH       SOLE                        0        0     4900
LIFE TECHNOLOGIES CORP         COM              53217v109     5075   103880 SH       SOLE                        0        0   103880
LOWES COS INC                  COM              548661107     5266   174125 SH       SOLE                        0        0   174125
MEDTRONIC INC                  COM              585055106     4926   114245 SH       SOLE                        0        0   114245
MERCK & CO INC NEW             COM              58933y105      726    16100 SH       SOLE                        0        0    16100
METABOLIX INC                  COM              591018809       18    11000 SH       SOLE                        0        0    11000
MICROSOFT CORP                 COM              594918104     5148   172969 SH       SOLE                        0        0   172969
NEWMONT MINING CORP            COM              651639106     1860    33210 SH       SOLE                        0        0    33210
NEXTERA ENERGY INC             COM              65339f101      232     3300 SH       SOLE                        0        0     3300
NIKE INC                       CL B             654106103      233     2450 SH       SOLE                        0        0     2450
NUANCE COMMUNICATIONS INC      COM              67020y100     5590   224575 SH       SOLE                        0        0   224575
OCZ TECHNOLOGY GROUP INC       COM              67086e303      192    55400 SH       SOLE                        0        0    55400
OMNICOM GROUP INC              COM              681919106     5700   110550 SH       SOLE                        0        0   110550
PEPSICO INC                    COM              713448108     6948    98173 SH       SOLE                        0        0    98173
PHILIP MORRIS INTL INC         COM              718172109      207     2300 SH       SOLE                        0        0     2300
PPG INDS INC                   COM              693506107      324     2825 SH       SOLE                        0        0     2825
PROCTER & GAMBLE CO            COM              742718109      482     6952 SH       SOLE                        0        0     6952
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      204     2933 SH       SOLE                        0        0     2933
SANDRIDGE ENERGY INC           COM              80007p307      348    49900 SH       SOLE                        0        0    49900
SCANA CORP NEW                 COM              80589m102      714    14800 SH       SOLE                        0        0    14800
SCHLUMBERGER LTD               COM              806857108      231     3200 SH       SOLE                        0        0     3200
SOUTHERN CO                    COM              842587107     1620    35140 SH       SOLE                        0        0    35140
SPDR GOLD TRUST                GOLD SHS         78463v107     2064    12010 SH       SOLE                        0        0    12010
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109      104    10000 SH       SOLE                        0        0    10000
TARGET CORP                    COM              87612e106     6251    98490 SH       SOLE                        0        0    98490
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     5474   132195 SH       SOLE                        0        0   132195
THERMO FISHER SCIENTIFIC INC   COM              883556102      296     5029 SH       SOLE                        0        0     5029
TIFFANY & CO NEW               COM              886547108      326     5267 SH       SOLE                        0        0     5267
TRAVELERS COMPANIES INC        COM              89417e109     7373   108013 SH       SOLE                        0        0   108013
UNITED TECHNOLOGIES CORP       COM              913017109     1535    19608 SH       SOLE                        0        0    19608
US BANCORP DEL                 COM NEW          902973304     4281   124825 SH       SOLE                        0        0   124825
VERIZON COMMUNICATIONS INC     COM              92343v104      337     7400 SH       SOLE                        0        0     7400
WELLS FARGO & CO NEW           COM              949746101     6125   177373 SH       SOLE                        0        0   177373